INCOME TAXES - Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense/(recovery)
Canada	$ (400)	$ (407)	$ (661)
United States	(26,693)	(47,550)	(1,690)
Current Tax expense/(recovery)	(27,093)	(47,957)	(2,351)
Deferred Tax expense/(recovery)
Canada	3,915	(17,127)	(23,714)
United States	126,389	147,072	(211,133)
Deferred Tax expense/(recovery)	130,304	129,945	(234,847)
Income Tax expense/(recovery)	$ 103,211	$ 81,988	$ (237,198)